RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 28 - RELATED PARTIES
Subsidiaries and affiliates
A list of the principal companies controlled by the Group or over which the Group has significant influence is presented in NOTE 31 - Subsidiaries and Affiliates. Transactions between consolidated companies are eliminated when preparing the Consolidated Financial Statements.
Shareholders
One of our French entities entered into a fully committed term loan facility with a syndicate of banks (the “PGE French Facility”) on May 13, 2020 for an aggregate amount of up to €180 million, of which 80% is guaranteed by the French State. Bpifrance Financement, an affiliate of one of the shareholders of Constellium SE, Bpifrance Participations S.A., provided €30 million of the PGE French Facility. The initial maturity date of the PGE was May 2021 with an option for Constellium to extend for up to five years. In May 2021, the maturity date was extended to May 2022. In May 2022, the PGE was repaid accordingly.
Key management remuneration
The Group’s key management comprises the Board members and the Executive committee members effectively present in 2023.
Executive officers who are members of the Executive committee are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, and typically directly reporting to the CEO.
The costs reported below are compensation and benefits for key management:
•Short term employee benefits include their base salary plus bonus and other in-kind benefits;
•Directors’ fees include annual retainers fees, committee membership fees, chair fees and cash paid in lieu of RSU grant for 2023;
•Share-based compensation includes the portion of the IFRS 2 expense as allocated to key management;
•Post-employment benefits mainly include pension costs;
•Termination benefits include departure costs.
As a result, the aggregate compensation for the Group’s key management is comprised of the following:

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Short-term employee benefits	13	12	8
Directors' fees	2	2	1
Share-based compensation	10	10	9
Post-employments benefits	—	—	—
Termination benefits	—	—	—
Employer social contribution	2	2	1
Total	27	26	19